BALANCE SHEET DETAILS - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other current liabilities:
Accrued contract costs	$ 3,627	$ 798
Accrued payroll and compensation	5,897	5,352
Warranty costs	44	178
Accrued professional fees	394	438
Accrued other taxes	2,523	2,957
Other	4,238	4,040
Total other current liabilities	16,723	$ 13,763
India
Other current liabilities:
Accrued contract costs	$ 2,900